Labor and Social Obligations - Inputs Used for Arco Plan (Details) - Arco plan	12 Months Ended
Dec. 31, 2019 R$ / shares
Labor and Social Obligations
Dividend yield (%)	2.41%
Expected volatility (%)	186.61%
Risk-free interest rate (%)	8.01%
Expected life of share options (years)	6.00
Weighted average share price (R$)	R$ 12.67